Debt	12 Months Ended
Apr. 30, 2011
Debt [Abstract]
DEBT
7. DEBT
Our long-term debt consisted of:

April 30,	2010	2011
5.2% notes, due in fiscal 2012	$250	$252
5.0% notes, due in fiscal 2014	250	250
2.5% notes, due in fiscal 2016	—	249
Other	11	8

	511	759
Less current portion	3	255

	$508	$504

Debt payments required over the next five fiscal years consist of $253 in 2012, $3 in 2013, $253 in 2014, and $250 in 2016. (As discussed in Note 10, the carrying value of our debt includes adjustments related to interest rate swap contracts.) In addition to long-term debt, we had short-term borrowings outstanding with a weighted average interest rate of 0.2% at April 30, 2010.